Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(13) Commitments and Contingencies

Warranty Provision

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Thirteen weeks ended
	March 30, 2025	March 31, 2024
Warranty provision, beginning of period	$5,968	$4,849
Accruals for new warranties issued	526	265
Settlements	(38)	(250)
Warranty provision, end of period	$6,456	$4,864
Warranty provision, current	$3,019	$1,448
Warranty provision, noncurrent	$3,437	$3,416

Indemnification Agreements

From time to time, in its normal course of business, the Company may indemnify other parties, with which it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from breach of representation, covenant or third-party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. In the opinion of management, any liabilities resulting from these agreements would not have a material adverse effect on the business, financial position, results of operations, or cash flows of the Company.

Legal Matters

The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company is not aware of any matters that may have a material adverse effect on the Company’s business, financial position, results of operations, or cash flows. The Company has recorded $7.7 million and $7.7 million as a loss contingency for legal settlements within accrued expenses and other current liabilities in its unaudited condensed consolidated balance sheets as of March 30, 2025 and December 29, 2024, respectively.

SolarPark Litigation

In January 2023, SolarPark Korea Co., LTD (“SolarPark”) demanded approximately $80.0 million during discussions between the Company and SolarPark. In February 2023, the Company submitted its statement of claim seeking approximately $26.4 million in damages against SolarPark. The ultimate outcome of this arbitration is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s unaudited condensed consolidated financial statements as the likelihood of a loss is not probable at this time.

On March 16, 2023, SolarPark filed a complaint against Solaria and the Company in the U.S. District Court for the Northern District of California (“the court”). The complaint alleges a civil conspiracy involving misappropriation of trade secrets, defamation, tortious interference with contractual relations, inducement to breach of contract, and violation of California’s Unfair Competition Law. The complaint indicates that SolarPark has suffered in excess of $220.0 million in damages.

On May 11, 2023, SolarPark filed a motion for preliminary injunction to seek an order restraining the Company from using or disclosing SolarPark’s trade secrets, making or selling shingled modules other than those produced by SolarPark, and from soliciting solar module manufacturers to produce shingled modules using Solaria’s shingled patents. On May 18, 2023, the Company responded by filing a motion for partial dismissal and stay. On June 1, 2023, SolarPark filed an opposition to the Company’s motion for dismissal and stay and a reply in support of their motion for preliminary injunction. On June 8, 2023, the Company replied in support of its motion for partial dismissal and stay. On July 11, 2023, the court conducted a hearing to consider SolarPark’s and the Company’s respective motions. On August 3, 2023, the court issued a ruling, which granted the preliminary injunction motion with respect to any purported misappropriation of SolarPark’s trade secrets. The court’s ruling does not prohibit the Company from producing shingled modules or from utilizing its own patents for the manufacture of shingled modules. The court denied SolarPark’s motion seeking a defamation injunction. The court denied the Company’s motion to dismiss and granted the Company’s motion to stay the entire litigation pending the arbitration in Singapore. On September 1, 2023, the Company filed a Limited Notice of Appeal to appeal the August 2023 order granting SolarPark’s motion for preliminary injunction. On September 26, 2023, Solaria filed a Notice of Withdrawal of Appeal and will not appeal the Court’s Preliminary Injunction Order. Between August 2023 and March 2024, the parties were engaged in discovery negotiations and the Company produced documents to SolarPark. The Company produced its last set of documents on March 14, 2024. Since then, SolarPark has been reviewing the documents, and the case has remained stayed.

No liability has been recorded in the Company’s unaudited condensed consolidated financial statements as the likelihood of a loss is not probable at this time.

Siemens Litigation

On July 22, 2021, Siemens Government Technologies, Inc. (“Siemens Government Technologies”) filed a lawsuit against Solaria Corporation in Fairfax Circuit Court (the “Court”) in Fairfax, Virginia. On July 27, 2023, Siemens Government Technologies, moved to amend the complaint to add Siemens Industry Inc. as a co-plaintiff. This motion was granted on August 25, 2023. On October 23, 2023, Siemens Government Technologies and Siemens Industry Inc. (collectively, “Siemens”) and Solaria Corporation stipulated to add Solar CA, LLC as a co-defendant. Solaria Corporation and Solar CA, LLC (collectively, the “Subsidiaries”) are both wholly-owned subsidiaries of Complete Solaria, Inc. In the lawsuit, Siemens alleged that the Subsidiaries breached express and implied warranties under a purchase order that Siemens placed with the Subsidiaries for a solar module system. Siemens claimed damages of approximately $6.9 million, inclusive of amounts of the Subsidiaries’ indemnity obligations to Siemens, plus attorneys’ fees.

On February 22, 2024, the Court issued an order against the Subsidiaries which awarded Siemens approximately $6.9 million, inclusive of the amounts of the Subsidiaries’ indemnity obligations to Siemens, plus attorneys’ fees, the amount of which would be determined at a later hearing. On March 15, 2024, Siemens filed a motion seeking to recover $2.67 million for attorneys’ fees, expenses, and pre-and post-judgment interest. The Company opposed Siemens’ motion for attorneys’ fees, expenses, and pre- and post-judgment interest on April 5, 2024. On June 17, 2024, the Court entered a final order which awarded Siemens a total of $2.0 million in attorneys’ fees and costs. The Company has appealed these judgments.

In addition to the above, on August 19, 2024, Siemens applied for the enforcement to a sister state judgment in the Superior Court of Alameda, California and the court entered a judgement in favor of Siemens. On December 9, 2024, Siemens moved to amend the judgment to add Complete Solaria, Inc. as a judgement debtor. The subsidiaries opposed the Siemens motion. The court heard the motion by submission on April 3, 2025, but has not yet issued a ruling.

The Company recognized $6.9 million as a legal loss related to this litigation in 2023 which amount is included in the $7.7 million identified above, and this liability is recorded within accrued expenses and other current liabilities in the accompanying unaudited condensed consolidated balance sheets as of March 30, 2025 and December 29, 2024.

The Company recorded an additional expense of $2.0 million within discontinued operations in its unaudited condensed consolidated statement of operations and comprehensive (loss) in the thirteen week period ended June 29, 2024, for attorneys’ fees, expenses, and pre-judgment interest, and this liability is recorded within accrued expenses and other current liabilities in the accompanying unaudited condensed consolidated balance sheets as of March 30, 2025, and December 29, 2024.

Letters of Credit

The Company had $3.5 million of outstanding letters of credit related to normal business transactions as of March 30, 2025 and December 29, 2024. These agreements require the Company to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder. As discussed in Note 2 - Summary of Significant Accounting Policies, the cash collateral in these restricted cash accounts was $3.8 million as of March 30, 2025 and December 29, 2024, respectively.

(19) Commitments and Contingencies

Leases

The Company leases its facilities under non-cancelable operating lease agreements. The Company leases vehicles under finance lease agreements. Operating and financing lease activity for the fiscal years ended December 29, 2024 and 2023 is as follows (dollars in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Lease cost
Finance lease cost:
Amortization of right-of-use assets	$553	$-
Interest on lease liabilities	77	-
	630	-
Operating lease cost	1,003	1,380
Variable lease cost	-	342
Total lease cost	$1,633	$1,722
Other information
Cash paid for amounts included in the measurement of lease liabilities
Finance leases	$551	$-
Operating leases	1,039	1,047
Weighted-average remaining lease term (in years):
Finance leases	2	-
Operating leases	2.5	2.48
Weighted-average discount rate:
Finance Leases	7%	-%
Operating leases	9.5%	15.57%

Future minimum lease payments under non-cancellable leases are as follows as of December 29, 2024 (in thousands):

	Finance Leases	Operating Leases
Fiscal year ending
2025	$2,285	$1,687
2026	1,749	1,605
2027	247	801
Total undiscounted liabilities	4,281	4,093
Less: imputed interest	(352)	(413)
Total lease liabilities	$3,929	$3,680

As of December 29, 2024, the Company’s consolidated balance sheet classified the current portion of finance lease liabilities of $2.1 million and operating lease liabilities of $1.4 million within Accrued expenses and other current liabilities and the noncurrent portion of finance lease liabilities of $1.8 million and operating lease liabilities of $2.3 million within Other long-term liabilities.

Warranty Provision

Activity by period relating to the Company’s warranty provision was as follows (in thousands):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Warranty provision, beginning of period	$4,849	$3,981
Warranty liability from Business Combination	582	-
Accruals for new warranties issued	695	2,968
Settlements	(158)	(2,100)
Warranty provision, end of period	$5,968	$4,849
Warranty provision, current	$2,531	$1,433
Warranty provision, noncurrent	3,437	3,416

Indemnification Agreements

From time to time, in its normal course of business, the Company may indemnify other parties, with which it enters into contractual relationships, including customers, lessors, and parties to other transactions with the Company. The Company may agree to hold other parties harmless against specific losses, such as those that could arise from breach of representation, covenant or third-party infringement claims. It may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances that are likely to be involved in each particular claim and indemnification provision. Historically, there have been no such indemnification claims. In the opinion of management, any liabilities resulting from these agreements will not have a material adverse effect on the business, financial position, results of operations, or cash flows of the Company.

Legal Matters

The Company is a party to various legal proceedings and claims which arise in the ordinary course of business. The Company records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If the Company determines that a loss is reasonably possible and the loss or range of loss can be reasonably estimated, the Company discloses the reasonably possible loss. The Company adjusts its accruals to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular case. Legal costs are expensed as incurred. Although claims are inherently unpredictable, the Company is not aware of any matters that may have a material adverse effect on the Company’s business, financial position, results of operations, or cash flows. The Company has recorded $7.7 million and $7.7 million as a loss contingency in accrued expenses and other current liabilities on its consolidated balance sheets as of December 29, 2024 and December 31, 2023, respectively.

SolarPark Litigation

In January 2023, SolarPark Korea Co., LTD (“SolarPark”) demanded approximately $80.0 million during discussions between the Company and SolarPark. In February 2023, the Company submitted its statement of claim seeking approximately $26.4 million in damages against SolarPark. The ultimate outcome of this arbitration is currently unknown and could result in a material liability to the Company. However, the Company believes that the allegations lack merit and intends to vigorously defend all claims asserted. No liability has been recorded in the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.

On March 16, 2023, SolarPark filed a complaint against Solaria and the Company in the U.S. District Court for the Northern District of California (“the court”). The complaint alleges a civil conspiracy involving misappropriation of trade secrets, defamation, tortious interference with contractual relations, inducement to breach of contract, and violation of California’s Unfair Competition Law. The complaint indicates that SolarPark has suffered in excess of $220.0 million in damages.

On May 11, 2023, SolarPark filed a motion for preliminary injunction to seek an order restraining the Company from using or disclosing SolarPark’s trade secrets, making or selling shingled modules other than those produced by SolarPark, and from soliciting solar module manufacturers to produce shingled modules using Solaria’s shingled patents. On May 18, 2023, the Company responded by filing a motion for partial dismissal and stay. On June 1, 2023, SolarPark filed an opposition to the Company’s motion for dismissal and stay and a reply in support of their motion for preliminary injunction. On June 8, 2023, the Company replied in support of its motion for partial dismissal and stay. On July 11, 2023, the court conducted a hearing to consider SolarPark and the Company’s respective motions. On August 3, 2023, the court issued a ruling, which granted the preliminary injunction motion with respect to any purported misappropriation of SolarPark’s trade secrets. The court’s ruling does not prohibit the Company from producing shingled modules or from utilizing its own patents for the manufacture of shingled modules. The court denied SolarPark’s motion seeking a defamation injunction. The court denied the Company’s motion to dismiss and granted the Company’s motion to stay the entire litigation pending the arbitration in Singapore. On September 1, 2023, the Company filed a Limited Notice of Appeal to appeal the August 2023 order granting SolarPark’s motion for preliminary injunction. On September 26, 2023, Solaria filed a Notice of Withdrawal of Appeal and will not appeal the Court’s Preliminary Injunction Order. Between August 2023 and March 2024, the parties were engaged in discovery negotiations and the Company produced documents to SolarPark. The Company produced its last set of documents on March 14, 2024. Since then, SolarPark has been reviewing the documents, and the case has remained stayed.

No liability has been recorded in the Company’s consolidated financial statements as the likelihood of a loss is not probable at this time.

Siemens Litigation

On July 22, 2021, Siemens Government Technologies, Inc. (“Siemens Government Technologies”) filed a lawsuit against Solaria Corporation in Fairfax Circuit Court (the “Court”) in Fairfax, Virginia. On July 27, 2023, Siemens Government Technologies, moved to amend the complaint to add Siemens Industry Inc. as a co-plaintiff. This motion was granted on August 25, 2023. On October 23,2023, Siemens Government Technologies and Siemens Industry Inc. (collectively, “Siemens”) and Solaria Corporation stipulated to add Solar CA, LLC as a co-defendant. Solaria Corporation and Solar CA, LLC (collectively, the “Subsidiaries”) are both wholly-owned subsidiaries of Complete Solaria, Inc. In the lawsuit, Siemens alleged that the Subsidiaries breached express and implied warranties under a purchase order that Siemens placed with the Subsidiaries for a solar module system. Siemens claimed damages of approximately $6.9 million, inclusive of amounts of the Subsidiaries’ indemnity obligations to Siemens, plus attorneys’ fees.

On February 22, 2024, the Court issued an order against the Subsidiaries which awarded Siemens approximately $6.9 million, inclusive of the amounts of the Subsidiaries’ indemnity obligations to Siemens, plus attorney’s fees, the amount of which would be determined at a later hearing. On March 15, 2024, Siemens filed a motion seeking to recover $2.67 million for attorneys’ fees, expenses, and pre-and post-judgment interest. The Company opposed Siemens’ motion for attorneys’ fees, expenses, and pre- and post-judgment interest on April 5, 2024. On June 17, 2024, the Court entered a final order which awarded Siemens a total of $2.0 million in attorneys’ fees and costs. The Company has appealed these judgments.

In addition to the above, on August 19, 2024, Siemens applied for the enforcement to a sister state judgment in the Superior Court of Alameda, California and the court entered a judgement in favor of Siemens. On December 9, 2024, Siemens moved to amend the judgment to add Complete Solaria, Inc. as a judgement debtor. The subsidiaries opposed the Siemens motion. The court heard the motion by submission on April 3, 2025, but has not yet issued a ruling.

The Company recognized $6.9 million as a legal loss related to this litigation in 2023, and in 2024, the Company recorded an additional accrual for $2.0 million for attorneys’ fees, expenses, and pre-judgment interest, in accrued expenses and other current liabilities within its consolidated balance sheet as of December 29, 2024. This legal loss was recognized in loss from discontinued operations, net of tax on the consolidated statements of operations and comprehensive loss. The Company recorded a liability of $6.9 million as a legal loss related to this litigation, excluding amounts for attorneys’ fees and costs, in accrued expenses and other current liabilities within its consolidated balance sheets at each of December 29, 2024 and December 31, 2023.

Letters of Credit

The Company had $3.5 million of outstanding letters of credit related to normal business transactions as of December 29, 2024. These agreements require the Company to maintain specified amounts of cash as collateral in segregated accounts to support the letters of credit issued thereunder. As discussed in Note 2 - Summary of Significant Accounting Policies, the cash collateral in these restricted cash accounts was $3.8 million as of December 29, 2024 and December 31, 2023, respectively.